Other Accrued Expenses - Schedule of Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued property taxes	$ 11,108	$ 1,974	$ 1,644
Accrued interest	9,791	3,877	4,908
Note payable		3,000
Self-Insurance reserve	7,800	7,800
Other	2,349	2,699	1,847
Total other accrued expenses	$ 31,048	$ 19,350	$ 8,399